Document and Entity Information	0 Months Ended
Aug. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 01, 2014
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Aug. 01, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	Feb. 01, 2014
SunAmerica Japan Fund | Class C
Risk/Return:
Trading Symbol	SAJCX